Consolidated Statements of Loss and Comprehensive Loss - USD ($)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Revenues		$ 1,138,052	$ 1,740,907	$ 1,928,497
Cost of revenues		(889,350)	(1,373,480)	(1,374,526)
Gross profit		248,702	367,427	553,971
Operating expenses:
Selling and marketing		(244,185)	(289,859)	(433,566)
General and administrative		(7,127,450)	(2,758,047)	(2,635,622)
Total operating expenses		(7,371,635)	(3,047,906)	(3,069,188)
Operating loss		(7,122,933)	(2,680,479)	(2,515,217)
Other income (expenses):
Interest expenses, net		(62,965)	(648,221)	(544,279)
Other income (expenses), net		980,813	25,048	(39,036)
Total other income (expenses), net		917,848	(623,173)	(583,315)
Loss before income taxes		(6,205,085)	(3,303,652)	(3,098,532)
Income tax expenses
Net loss		(6,205,085)	(3,303,652)	(3,098,532)
Other comprehensive loss:
Foreign currency translation income (loss)		877,644	(49,727)	(828,224)
Comprehensive loss		$ (5,327,441)	$ (3,353,379)	$ (3,926,756)
Loss per ordinary share
Basic (in Dollars per share)		$ (9.13)	$ (348.17)	$ (4,285.66)
Diluted (in Dollars per share)		$ (9.13)	$ (348.17)	$ (4,285.66)
Weighted average number of ordinary shares outstanding
Basic (in Shares)	[1]	679,648	9,489	723
Diluted (in Shares)	[1]	679,648	9,489	723
Revenues generated from third parties
Revenues		$ 1,138,011	$ 1,736,606	$ 1,900,737
Revenue generated from related parties
Revenues		$ 41	$ 4,301	$ 27,760

[1]	Retrospectively restated for effect of reverse stock splits on October 5, 2023 and February 25, 2025,and for the Share Consolidation on February 3, 2026.